Inventories (Tables)	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Components of Inventories

Inventories consist of the following components:

	31 March
(Millions of US dollars)	2016	2015

Finished goods	$144.4	$150.6
Work-in-process	5.7	6.6
Raw materials and supplies	50.7	67.5
Provision for obsolete finished goods and raw materials	(7.8)	(6.7)

Total inventories	$193.0	$218.0